TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 2,734	$ 3,350	$ 1,200
Deferred	(258)	(6,601)	497
Domestic (Israel)	781	(5,919)	1,533
Foreign	1,695	2,668	164
Taxes on income (benefit)	$ 2,476	$ (3,251)	$ 1,697